Supplemental cash flow data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental cash flow data
Capital provision-direct assets	$ 494,472	$ 349,062	$ 338,098
Capital provision-indirect assets	64,890	38,724	58,317
Total Proceeds	559,362	387,786	396,415
Increase (decrease) in payable for capital provision-direct assets	2,965		(256)
Total Increase (decrease) in payable for capital provision assets	2,965		(256)
New funding Capital provision-direct assets	(505,893)	(605,402)	(672,931)
New funding Capital provision-indirect assets	(176,134)	(121,896)
Total New funding	$ (682,027)	$ (727,298)	$ (672,931)